Fees Summary	Oct. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,343,250
Previously Paid Amount	0.00
Total Fee Amount	6,176.55
Total Offset Amount	0.00
Net Fee	6,176.55
Narrative - Max Aggregate Offering Price	$ 40,343,250
Final Prospectus	true